Related parties - Transactions And Balances With Parent Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Interest income	$ 4,696,241,574	$ 6,933,449,775	$ 4,267,782,358
Fee and commission income	548,839,620	553,863,559	537,969,789
Fee and commission expense	(266,256,295)	(251,270,573)	(220,994,595)
Gains (Losses) on financial assets and liabilities at fair value through profit or loss, net	152,692,993	(45,061,608)	101,054,719
Other operating income	142,790,472	146,440,914	143,506,300
Other administrative expenses	(563,572,281)	(542,524,653)	(461,308,203)
Parent
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Interest income	0	1,921	0
Fee and commission income	223,058	21,550	3,079
Fee and commission expense	0	(718,064)	0
Gains (Losses) on financial assets and liabilities at fair value through profit or loss, net	(2,638)	(415,252)	(150,496)
Other operating income	57,796	69,314	63,174
Other administrative expenses	(28,328,441)	(111,204,350)	$ (89,428,699)
Cash and deposits in banks
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	5,549,671	23,785,069
Other financial assets
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	88	247,378
Other liabilities
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	46,828,702	98,645,567
Derivatives (Liabilities)
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	2,651	0
Securities in custody
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	3,075,895,648	1,875,949,266
Guarantees received
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	120,776,780	43,340,133
Guarantees granted
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	86,978,395	34,278,568
Derivatives
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances with parent and off-balance sheet transactions	$ 518,388	$ 0